LONG-TERM DEBT (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fixed Rate
Under 1 year	€ 56	€ 82
Between 1- 5 year	1,409	1,113
After 5 years	175	75
Total Senior Debt Fixed Rate	1,640	1,270
Variable Rate
Under 1 year	44	43
Between 1- 5 year	294	280
After 5 years	0	0
Total Senior Debt Variable Rate	338	323
Fixed Rate
Under 1 year	2	1
Between 1-5 year	24	26
After 5 years	0	0
Total Subordinated Debt Fixed Rate	26	27
Variable Rate
Under 1 year	15	27
Between 1- 5 year	7	41
After 5 years	8	0
Total Subordinated Debt Variable Rate	30	68
Fixed Rate
Under 1 year	93	24
Between 1- 5 year	168	100
After 5 years	41	21
Total Other Debt fixed Rate	302	145
Variable Rate
Under 1 year	62	11
Between 1- 5 year	130	221
After 5 years	54	51
Total Other Debt Variable Rate	246	283
Total long-term debt under 1 year	272	188
Total long-term debt between 1-5 year	2,032	1,781
Total long-term debt after 5 years	278	147
Total long-term debt	2,582	2,116
Long-term Senior Debt
Carrying amount of Senior Fixed Rate Debt, maturing up until 2024 and denominated in EUR	985	660
Carrying amount of Senior Fixed Rate Debt, maturing up until 2017 and denominated in USD	597	587
Carrying amount of Senior Fixed Rate Debt, maturing on April 2014 denominated in TL	35
Carrying amount of Senior Fixed Rate Debt, maturing up until 2018 and denominated in BGN	23	23
Carrying amount of Senior Variable Rate Debt, maturing up until 2017 and denominated in EUR	338
Carrying amount of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR		323
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2024 denominated in EUR	3.65%	3.75%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2017 denominated in USD	5.36%	5.44%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2018 and denominated in BGN	5.00%	5.00%
Weighted Average Rate of Senior Fixed Rate Debt, maturing on April 2014 denominated in TL	7.80%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2017 denominated in EUR	1.79%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR		1.62%
Total Senior Debt Variable Rate	338	323
Total Senior Debt Fixed Rate	1,640	1,270
Long-term Subordinated Debt
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	19	19
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	7	8
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR		26
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	7	14
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	10	16
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2034 and denominated in EUR	8
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	5	12
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	7.00%	7.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	6.29%	6.29%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR		1.98%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	2.10%	1.91%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	5.26%	4.59%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2034 and denominated in EUR	3.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	2.83%	1.89%
Total Subordinated Debt Fixed Rate	26	27
Total Subordinated Debt Variable Rate	€ 30	€ 68